SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - IMPAIRMENT OF LONG-LIVED ASSETS & INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Impairment of long-lived assets
Impairment of long-lived assets	¥ 21,757,000	$ 3,344,000	¥ 399,094,000		¥ 0
Investments
Impairment of available-for-sale investment	3,690,000	567,000	18,240,000	$ 0	0	$ 0
Impairment of cost method investment	¥ 400,000	$ 61,000	¥ 18,240,000		¥ 0